Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
MTU Aero Engines AG	105,781	$25,047,637

Air Freight & Logistics — 3.4%
Deutsche Post AG, Registered	1,970,781	95,476,608

Airlines — 0.2%
Deutsche Lufthansa AG, Registered(a)(b)	603,854	6,967,593

Auto Components — 1.1%
Continental AG	219,158	29,938,292

Automobiles — 6.6%
Bayerische Motoren Werke AG	659,641	57,633,102
Daimler AG, Registered	1,705,138	115,140,225
Volkswagen AG	64,669	12,029,017

		184,802,344

Banks — 0.4%
Commerzbank AG(a)	1,996,044	12,439,744

Capital Markets — 3.8%
Deutsche Bank AG, Registered(a)	3,911,724	43,717,785
Deutsche Boerse AG	378,534	63,279,101

		106,996,886

Chemicals — 7.5%
BASF SE	1,829,873	134,244,811
Covestro AG(c)	365,664	20,448,780
Evonik Industries AG	417,783	12,648,718
LANXESS AG	165,510	11,613,681
Symrise AG	256,318	32,193,782

		211,149,772

Construction & Engineering — 0.2%
HOCHTIEF AG	49,318	4,772,628

Construction Materials — 0.7%
HeidelbergCement AG	296,477	21,115,600

Diversified Telecommunication Services — 4.8%
Deutsche Telekom AG, Registered	6,640,333	120,060,902
Telefonica Deutschland Holding AG	2,100,270	5,813,559
United Internet AG, Registered(d)	213,444	8,535,401

		134,409,862

Electrical Equipment — 0.8%
Siemens Energy AG(a)	799,773	23,821,531

Food & Staples Retailing — 0.0%
METRO AG	54,606	500,349

Health Care Equipment & Supplies — 1.3%
Carl Zeiss Meditec AG, Bearer	80,186	10,723,682
Siemens Healthineers AG(c)	535,427	24,690,407

		35,414,089

Health Care Providers & Services — 2.6%
Fresenius Medical Care AG & Co. KGaA	424,806	35,824,765
Fresenius SE & Co. KGaA	832,976	37,365,203

		73,189,968

Household Products — 0.7%
Henkel AG & Co. KGaA	207,035	20,035,302

Independent Power and Renewable Electricity Producers — 0.5%
Uniper SE	401,003	13,622,900

Security	Shares	Value

Industrial Conglomerates — 7.3%
Siemens AG, Registered	1,524,099	$204,190,153

Insurance — 10.5%
Allianz SE, Registered	831,128	196,512,553
Hannover Rueck SE	120,132	20,161,367
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	279,117	77,994,274

		294,668,194

Interactive Media & Services — 0.6%
Scout24 AG(c)	214,370	16,437,116

Internet & Direct Marketing Retail — 2.8%
Delivery Hero SE(a)(c)	257,860	31,230,764
HelloFresh SE(a)	294,308	17,349,076
Zalando SE(a)(c)	305,376	30,976,643

		79,556,483

IT Services — 0.4%
Bechtle AG	54,367	11,881,671

Life Sciences Tools & Services — 0.8%
QIAGEN NV(a)	458,425	22,159,540

Machinery — 1.7%
GEA Group AG	305,653	10,497,006
KION Group AG	129,398	9,974,398
Knorr-Bremse AG	144,520	18,546,002
Rational AG	10,189	9,080,117

		48,097,523

Multi-Utilities — 3.6%
E.ON SE	4,472,925	48,561,232
RWE AG	1,279,863	53,231,876

		101,793,108

Personal Products — 0.8%
Beiersdorf AG	200,822	22,518,519

Pharmaceuticals — 5.5%
Bayer AG, Registered	1,957,270	113,013,840
Merck KGaA	257,488	41,226,737

		154,240,577

Real Estate Management & Development — 5.0%
Aroundtown SA(a)	1,990,427	13,852,353
Deutsche Wohnen SE	681,037	34,248,141
LEG Immobilien AG	142,150	20,312,949
Vonovia SE	1,038,415	71,398,865

		139,812,308

Semiconductors & Semiconductor Equipment — 3.3%
Infineon Technologies AG	2,600,693	91,835,170

Software — 9.9%
Nemetschek SE	115,055	9,124,784
SAP SE	2,080,403	253,785,072
TeamViewer AG(a)(c)	302,562	14,451,645

		277,361,501

Textiles, Apparel & Luxury Goods — 5.0%
adidas AG(a)	379,322	121,285,975
Puma SE(a)	195,316	19,475,971

		140,761,946

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 0.8%
Brenntag AG	307,808	$23,586,876

Total Common Stocks — 93.5% (Cost: $2,934,130,709)		2,628,601,790

Preferred Stocks

Automobiles — 3.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	114,310	7,575,261
Porsche Automobil Holding SE, Preference Shares, NVS	305,069	19,450,415
Volkswagen AG, Preference Shares, NVS	369,738	62,511,910

		89,537,586

Chemicals — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS	140,158	8,034,120

Health Care Equipment & Supplies — 1.1%
Sartorius AG, Preference Shares, NVS	70,862	32,380,262

Household Products — 1.4%
Henkel AG & Co. KGaA, Preference Shares, NVS	354,952	38,315,307

Total Preferred Stocks — 6.0% (Cost: $190,013,258)		168,267,275

Rights

Machinery — 0.0%
KION Group AG, (Expires 12/03/20)(a)	130,963	39,196

Total Rights — 0.0% (Cost: $0)		39,196

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(e)(f)(g)	5,197,408	$5,200,526
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	1,654,000	1,654,000

		6,854,526

Total Short-Term Investments — 0.3% (Cost: $6,848,986)		6,854,526

Total Investments in Securities — 99.8% (Cost: $3,130,992,953)		2,803,762,787

Other Assets, Less Liabilities — 0.2%		6,434,255

Net Assets — 100.0%		$2,810,197,042

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$96,021,836	$—	$(90,818,415	)(a)	$(4,982)	$2,087	$5,200,526	5,197,408	$96,573	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,194,000	—	(540,000	)(a)	—	—	1,654,000	1,654,000	357		—

					$(4,982)	$2,087	$6,854,526		$96,930		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dax Index	34	12/18/20	$13,556	$555,668

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Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Germany ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,628,601,790	$—	$—	$2,628,601,790
Preferred Stocks	168,267,275	—	—	168,267,275
Rights	39,196	—	—	39,196
Money Market Funds	6,854,526	—	—	6,854,526

	$2,803,762,787	$—	$—	$2,803,762,787

Derivative financial instruments(a)
Assets
Futures Contracts	$555,668	$—	$—	$555,668

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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